Goodwill & Intangible Assets, Net (Details) - Schedule of intangible assets $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amount as of the merger/ acquisition date	$ 103,594
Amortization expense for the period	1,768
Amount as of December 31, 2021	$ 101,826
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	10 years
Amount as of the merger/ acquisition date	$ 27,316
Amortization expense for the period	455
Amount as of December 31, 2021	$ 26,861
Image big data [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	10 years
Amount as of the merger/ acquisition date	$ 52,500
Amortization expense for the period	875
Amount as of December 31, 2021	$ 51,625
Market platform [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	4 years
Amount as of the merger/ acquisition date	$ 2,591
Amortization expense for the period	108
Amount as of December 31, 2021	$ 2,483
Radiologist relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	11 years 2 months 1 day
Amount as of the merger/ acquisition date	$ 17,770
Amortization expense for the period	265
Amount as of December 31, 2021	$ 17,505
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	12 years 2 months 1 day
Amount as of the merger/ acquisition date	$ 2,095
Amortization expense for the period	29
Amount as of December 31, 2021	$ 2,066
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in Years)	6 years 2 months 1 day
Amount as of the merger/ acquisition date	$ 1,322
Amortization expense for the period	36
Amount as of December 31, 2021	$ 1,286